Gains on Investment Securities and Dividends	12 Months Ended
Mar. 31, 2017
Gains on Investment Securities and Dividends

22. Gains on Investment Securities and Dividends

Gains on investment securities and dividends in fiscal 2015, 2016 and 2017 consist of the following:

	Millions of yen
	2015	2016	2017
Net gains on investment securities	¥50,617	¥31,134	¥27,233
Dividends income, other	5,778	4,652	3,095

	¥56,395	¥35,786	¥30,328

Net gains on investment securities include net trading gains of ¥2,843 million, net trading gains of ¥892 million and net trading losses of ¥65 million for fiscal 2015, 2016 and 2017, respectively.